Other current assets - Allowance for other current assets (Details)	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other current assets
Balance at the beginning of the year	¥ 201,242,068	$ 29,177,357	¥ 160,745,160
Additions	72,112,392	10,455,314	59,901,259
Charge-offs	(17,005,218)	(2,465,524)	(19,404,351)
Balance at the end of the year	¥ 256,349,242	$ 37,167,147	¥ 201,242,068